2. Stockholders' Equity	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
2. Stockholders' Equity

2. Stockholders' Equity

On January 15, 2016, we amended our certificate of incorporation to increase authorized capital to include 10 million shares of $.0001 par value preferred shares. No preferred shares have been issued.

Transactions in our Common Stock

Stock issued upon conversion of debt:

On February 19, 2016, we issued 30,000 shares of our common stock in settlement of $15,750 in accounts payable. The settlement resulted in a loss of $9,003.

Stock issued upon completion of Regulation S offering:

Beginning December 2015 we offered for sale common shares through a placement of common stock units. Each unit consists of one share of common stock and one warrant to purchase common stock. The units are to be sold for the offering price of $0.50 per unit. The warrants are exercisable at $1.00 and expire two years from the date of issuance. The offering calls for a minimum of $500,000 to be raised up to a maximum of $2,500,000. As of March 31, 2016, the offering was completed and shares and warrants were issued.

In August 2016, we offered for sale common shares through a placement of common stock units. Each unit consists of one share of common stock and one warrant to purchase common stock. The units are to be sold for the offering price of $0.50 per unit. The warrants are exercisable at $1.00 and expire two years from the date of issuance. The offering calls for a minimum of $500,000 to be raised up to a maximum of $2,500,000. As of September 30, 2016, $150,000 has been raised. Until the minimum amount is received, the amounts raised will be carried as restricted cash on the balance sheet and the Company may be required to refund the amounts raised to date.

We received $804,987 during the nine months ended September 30, 2016 and $250,013 in Q4 of 2015 through a placement of common stock units. Each unit consists of one share of common stock and one warrant to purchase common stock. The units were sold for the offering price of $0.50 per unit. The warrants are exercisable at $1.00 and expire two years from the date of issuance.

Stock Issued for Services:

On February 19, 2016, we issued 1,333,333 shares of our common stock to Mr. Ng (an officer and director of the company) individually and as control person of PT Kinerja as payment for services as part of a service agreement resulting from the license agreement. The shares were valued at the closing price as of the date of the agreement ($0.9001) and resulted in full recognition of $1,200,133 in consulting services expense.

On June 15, 2016, we issued 300,000 shares of our common stock to an unrelated party as payment for a service agreement. The shares were valued at the closing price as of the date of the agreement ($0.77) and resulted in full recognition of $231,000 in consulting services expense.

On July 29, 2016, we issued 100,000 shares of our common stock to an unrelated party as payment for a service agreement. The shares were valued at the closing price as of the date of the agreement ($0.77) that was a total of $77,000 offset by $1,000 in cash received for the shares. This resulted in full recognition of the excess of fair value over cash received of $76,000 as consulting services expense.